Summary Of Defined Benefit Pension Plans' Assets Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 517	$ 465	$ 412
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Total assets	10	3
Short term Investments
Defined Benefit Plan Disclosure [Line Items]
Total assets	5	7
US Stock
Defined Benefit Plan Disclosure [Line Items]
Total assets	104	91
Non US Stock
Defined Benefit Plan Disclosure [Line Items]
Total assets	166	149
Real Estate Investment Trusts
Defined Benefit Plan Disclosure [Line Items]
Total assets	9	6
Non US Government Securities
Defined Benefit Plan Disclosure [Line Items]
Total assets	80	70
US Government Securities
Defined Benefit Plan Disclosure [Line Items]
Total assets	3	20
Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Total assets	137	105
Other Assets
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 3	$ 14